Property and Equipment, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 0.4	$ 0.4
Discontinued Operations
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 0.1	$ 0.1